PROPERTY AND EQUIPMENT, NET (Details) (USD $)	3 Months Ended		12 Months Ended		125 Months Ended	128 Months Ended
	Nov. 30, 2012	Nov. 30, 2011	Aug. 31, 2012	Aug. 31, 2011	Aug. 31, 2012	Nov. 30, 2012
Property, Plant and Equipment [Line Items]
Cost			$ 125,612	$ 123,483	$ 125,612
Less - accumulated depreciation and amortization			120,844	106,107	120,844
Property and equipment, net	2,497		4,768	17,376	4,768	2,497
Depreciation expenses	2,271	6,042	14,737	28,303	120,844	123,115
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost			76,029	76,029	76,029
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost			19,941	19,941	19,941
Computers and Peripheral Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost			$ 29,642	$ 27,513	$ 29,642